Derivative financial instruments - Effects of derivatives on statement of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments classification
Current assets	$ 288	$ 39
Non-current assets	184	392
Current liabilities	94	470
Non-current liabilities	307	344
Derivatives not designated as hedge
Financial instruments classification
Current assets	288	39
Non-current assets	184	392
Current liabilities	94	470
Non-current liabilities	307	344
Derivatives not designated as hedge | Options - MBR
Financial instruments classification
Non-current assets		295
Non-current liabilities		16
Derivatives not designated as hedge | Conversion options - VLI
Financial instruments classification
Non-current liabilities	120	162
Derivatives not designated as hedge | Others
Financial instruments classification
Current assets	1	1
Non-current assets	50	8
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Financial instruments classification
Current assets	117	35
Non-current assets	125	89
Current liabilities	75	433
Non-current liabilities	183	163
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. US$ fixed and floating rate swap
Financial instruments classification
Current assets	13	9
Current liabilities	48	383
Non-current liabilities	80	98
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Financial instruments classification
Current assets	83	7
Non-current assets	117	84
Current liabilities	13	35
Non-current liabilities	37	47
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Financial instruments classification
Non-current assets		4
Current liabilities	6	5
Non-current liabilities	29
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre-dolar swap
Financial instruments classification
Current assets	21	19
Non-current assets	8	1
Current liabilities	8	10
Non-current liabilities	37	18
Derivatives not designated as hedge | Commodities price risk
Financial instruments classification
Current assets	170	3
Non-current assets	9
Current liabilities	11	37
Non-current liabilities	4	2
Derivatives not designated as hedge | Commodities price risk | Nickel
Financial instruments classification
Current assets	151	2
Non-current assets	9
Current liabilities	4	8
Non-current liabilities	4	2
Derivatives not designated as hedge | Commodities price risk | Bunker oil, Gasoil and Brent
Financial instruments classification
Current assets	19	1
Current liabilities	7	29
Derivatives not designated as hedge | Others
Financial instruments classification
Current assets	1	1
Non-current assets	50	303
Current liabilities	8
Non-current liabilities	120	179
Derivatives not designated as hedge | Others | Others
Financial instruments classification
Current liabilities	$ 8
Non-current liabilities		$ 1